Active Assets Government Securities Trust (Prospectus Summary) | Active Assets Government Securities Trust
Active Assets Government Securities Trust
Investment Objectives
Active Assets Government Securities Trust is a money market fund that seeks to provide high current income, preservation of capital and liquidity.

Fees and Expenses
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is a no-load fund. The Fund does not impose any sales charges.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Active Assets Government Securities Trust
Advisory fee		0.45%
Distribution and service (12b-1) fees		0.10%
Other expenses		0.13%
Total annual Fund operating expenses		0.68%
Fee waivers and/or expense reimbursements	[1]	0.50%
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	[1]	0.18%
[1]	The Fund's "Distributor," Morgan Stanley Distribution, Inc., its "Adviser," Morgan Stanley Investment Management Inc., and its "Administrator," Morgan Stanley Services Company Inc., have agreed to waive and/or reimburse all or a portion of the Fund's distribution fee, advisory fee and administration fee, respectively, to the extent that total expenses exceed total income on a daily basis. These fee waivers and/or expense reimbursements are expected to continue for one year or until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waivers and/or expense reimbursements when it deems such action appropriate.

Example
The example below is intended to help you compare the cost of investing in the

Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund, your investment has a

5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Active Assets Government Securities Trust	18	58	101	230

Principal Investment Strategies
The Fund invests in high quality, short-term U.S. government securities. In selecting investments, the Adviser seeks to maintain the Fund's share price at $1.00. The U.S.

government securities that the Fund may purchase include: U.S Treasury bills, notes and bonds, all of which are direct obligations of the U.S. Government; securities issued by agencies and instrumentalities of the U.S. Government, which are backed by the full faith and credit of the United States; securities issued by agencies and instrumentalities which are not backed by the full faith and credit of the United States,

but whose issuing agency or instrumentality has the right to borrow from the U.S.

Treasury to meet its obligations; securities issued by agencies and instrumentalities which are backed solely by the credit of the issuing agency or instrumentality; and

securities guaranteed under the FDIC Temporary Liquidity Guarantee Program. The Fund

also may invest up to 10% of its assets in FDIC insured certificates of deposit of banks and savings and loan institutions. In addition, the Fund may invest in repurchase agreements.

Principal Risks
There is no assurance that the Fund will achieve its investment objectives. Although the Fund seeks to preserve the value of your investment at $1.00 per share, if it is unable to do so, it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund include:

• Credit and Interest Rate Risk. Debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk is generally considered to be minimal with respect to the Fund's investments in U.S.

  government securities. Repurchase agreements may involve a greater degree of credit risk than investments in U.S. government securities. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

• U.S. Government Securities. With respect to U.S. government securities that are not backed by the full faith and credit of the U.S. Government, there is the risk that the U.S. Government will not provide financial support to such U.S.

  government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

• Repurchase Agreements. Repurchase agreements are subject to risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Fund's right to control the collateral and result in certain costs and delays.

Shares of the Fund are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.

Past Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing the Fund's average annual returns for the one, five and 10 year periods.

The Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/im or by calling toll-free (800) 869-NEWS.

Annual Total Returns--Calendar Years

The year-to-date total return as of September 30, 2011 was 0.01%.

Best Quarter (ended March 31, 2001): 1.33%

Worst Quarter (ended June 30, 2009): 0.00%

Average Annual Total Returns (as of December 31, 2010)
Average Annual Total Returns	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Active Assets Government Securities Trust	0.01%	2.19%	2.00%

For the Fund's most recent 7-day annualized yield you may call toll-free (800)

869-NEWS.